NET INVESTMENT IN SALES-TYPE LEASES (Details) (USD $)	Sep. 30, 2014	Sep. 23, 2014	Dec. 31, 2013	Dec. 31, 2012
NET INVESTMENT IN SALES-TYPE LEASES [Abstract]
Total Minimum Lease Payments to be Received	$ 10,726,664		$ 13,104,749	$ 16,222,484
Residual Values	7,457,777		9,526,069	12,209,373
Lease Carrying Value	18,184,441		22,630,818	28,431,857
Less: Allowance for Uncollectable Amounts	(344,499)	(344,499)	(445,214)	(305,174)
Less: Unearned Income	(3,175,128)		(3,932,832)	(5,465,179)
Net Investment in Sales-Type Leases	$ 14,664,814	$ 14,664,814	$ 18,252,772	$ 22,661,504